Employee benefits - Underfunded pension plans - Assets by category (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Underfunded pension plans
Assets by category
Cash and cash equivalents	$ 75	$ 102
Equity securities	1,711	1,565
Real estate	3	5
Loans to participants	1	2
Others	168	179
Total	3,778	3,991
Overfunded pension plans
Assets by category
Cash and cash equivalents	1
International investments	91	32
Real estate	212	255
Loans to participants	106	105
Total	5,301	5,166
Level 1 | Underfunded pension plans
Assets by category
Cash and cash equivalents	5
Equity securities	1,708	1,565
Total	1,887	1,735
Level 1 | Overfunded pension plans
Assets by category
International investments	91	32
Total	4,496	4,633
Level 2 | Underfunded pension plans
Assets by category
Cash and cash equivalents	70	102
Equity securities	3
Total	1,485	1,819
Level 2 | Overfunded pension plans
Assets by category
Cash and cash equivalents	1
Total	379	42
Level 3 | Underfunded pension plans
Assets by category
Real estate	3	5
Loans to participants	1	2
Others	168	179
Total	406	437
Level 3 | Overfunded pension plans
Assets by category
Real estate	212	255
Loans to participants	106	105
Total	426	491	$ 637
Corporate bonds | Underfunded pension plans
Assets by category
Debt securities	556	519
Corporate bonds | Overfunded pension plans
Assets by category
Debt securities	75	42
Corporate bonds | Level 1 | Overfunded pension plans
Assets by category
Debt securities	1
Corporate bonds | Level 2 | Underfunded pension plans
Assets by category
Debt securities	556	519
Corporate bonds | Level 2 | Overfunded pension plans
Assets by category
Debt securities	74	42
Government bonds | Underfunded pension plans
Assets by category
Debt securities	816	822
Government bonds | Overfunded pension plans
Assets by category
Debt securities	2,042	1,840
Government bonds | Level 1 | Underfunded pension plans
Assets by category
Debt securities	133	132
Government bonds | Level 1 | Overfunded pension plans
Assets by category
Debt securities	2,042	1,840
Government bonds | Level 2 | Underfunded pension plans
Assets by category
Debt securities	683	690
Fixed income | Underfunded pension plans
Assets by category
Investments funds	38	194
Fixed income | Overfunded pension plans
Assets by category
Investments funds	2,085	2,242
Fixed income | Level 1 | Underfunded pension plans
Assets by category
Investments funds	38	36
Fixed income | Level 1 | Overfunded pension plans
Assets by category
Investments funds	1,910	2,242
Fixed income | Level 2 | Underfunded pension plans
Assets by category
Investments funds		158
Fixed income | Level 2 | Overfunded pension plans
Assets by category
Investments funds	175
Equity pool | Underfunded pension plans
Assets by category
Investments funds	229	351
Equity pool | Overfunded pension plans
Assets by category
Investments funds	452	396
Equity pool | Level 1 | Underfunded pension plans
Assets by category
Investments funds	3	1
Equity pool | Level 1 | Overfunded pension plans
Assets by category
Investments funds	452	396
Equity pool | Level 2 | Underfunded pension plans
Assets by category
Investments funds	173	350
Equity pool | Level 3 | Underfunded pension plans
Assets by category
Investments funds	53
Private Equity funds | Underfunded pension plans
Assets by category
Structured investments	181	250
Private Equity funds | Overfunded pension plans
Assets by category
Structured investments	232	126
Private Equity funds | Level 2 | Overfunded pension plans
Assets by category
Structured investments	129
Private Equity funds | Level 3 | Underfunded pension plans
Assets by category
Structured investments	181	250
Private Equity funds | Level 3 | Overfunded pension plans
Assets by category
Structured investments	$ 103	$ 126